Expenses (Tables)	12 Months Ended
Jun. 30, 2020
Expenses [Abstract]
Schedule of expenses

	30 June 2020	30 June 2019	30 June 2018
	A$	A$	A$

Expenses
a) General and Administrative Expenses
Accounting and audit	389,798	496,983	555,996
Bad debts	26,983	50,429	77,698
Consulting	181,474	243,508	46,417
Depreciation and Amortisation	44,056	5,287	5,047
Employee benefits	1,531,037	1,599,023	1,281,845
Expected credit losses	(3,991)	34,046	—
Insurance	469,844	307,757	277,888
Investor relations	197,839	128,415	135,684
Legal	184,382	171,145	166,052
Listing and share registry	212,236	186,013	272,711
Occupancy	51,973	105,606	74,395
Share-based payments	(533,912)	1,343,500	59,975
Superannuation	48,877	55,176	42,478
Travel and entertainment	91,347	159,911	297,606
Other	278,135	151,007	176,437
Total General and Administrative Expenses[1]	3,170,078	5,037,806	3,470,229

b) Selling and Marketing Expenses
Selling	340,046	277,478	123,660
Marketing	295,261	377,427	393,596
Distribution costs	236,244	209,739	169,458
Total Selling and Marketing Expenses	871,551	864,644	686,714

1.	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.